Deutsche Investment Management Americas Inc.
                                    Two International Place
                                    Boston, MA 02110


                                    September 7, 2007


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


RE: DWS Climate Change Fund (the "Fund"), a series of DWS Securities Trust (the "Trust"); (Reg. Nos. 2-36238 and 811-2021)


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 96 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 31, 2007.

     Any comments or questions on this filing should be directed to the undersigned at 617-295-2557.


                                    Very truly yours,


                                    /s/ David A. Rozenson
                                    David A. Rozenson
                                    Director and Counsel
                                    Deutsche Investment Management Americas Inc.


cc:  Jason Brown, Esq., Ropes & Gray Alexandra Oprescu, Esq., Ropes & Gray